CITIGROUP MORTGAGE LOAN TRUST INC. ABS-15G

Exhibit 99.1 -Schedule 2(b)

Exception Grades

Run Date - 7/10/2024 8:32:10 AM

AMC Loan ID	Edgar Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Final Loan Grade	Credit Final Loan Grade	Compliance Final Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXX	2024-01PRIME000001	XXX		XXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in "Other" section where regulation requires disclosure under "Homeowner's Insurance" section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	Borrower is escrowing Walls In insurance and estimate was not included in Homeowner's Insurance Section. Per CPFB, any item used to insure or prevent loss from damage of the subject must be considered in Homeowner's Insurance bucket.								2	B		XXX	Primary	Purchase	Good Faith Redisclosure	B	A	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXX	2024-01PRIME000001	XXX		XXXX			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant [Redacted]([Redacted]) business days prior to consummation.	Receipt of appraisal missing.								2	B		XXX	Primary	Purchase		B	A	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXX	2024-01PRIME000004	XXX		XXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	Variance of $[Redacted]								3	B		XXX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	B	A	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXX	2024-01PRIME000007	XXX		XXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $[Redacted]exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (XX/XX/XXXX): Sufficient Cure Provided At Closing		XX/XX/XXXX1:35:00 AM		1	A		XXX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
XXX	2024-01PRIME000007	XXX		XXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (XX/XX/XXXX): Sufficient Cure Provided At Closing		XX/XX/XXXX1:35:00 AM		1	A		XXX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
XXX	2024-01PRIME000005	XXX		XXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on [Redacted] not accurate.	The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as $XXXX on page 4; however the HOA dues are $XXXX								2	B		XXX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	A	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
XXX	2024-01PRIME000005	XXX	XXXX	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after [Redacted] contains a change in APR and was not received by borrower at least three (3) business days prior to consummation	Verified stated defect. Re-disclosed CD with APR changes is required to be received by borrower at least 3 days prior to final CD. There is no documentation in file to support the corrected CD was received by borrower at least 3 business days prior to closing.	Reviewer Comment (XX/XX/XXXX): Verified stated defect.

Seller Comment (XX/XX/XXXX): Seller requests buyer review: Result of the bid tape exception.

Reviewer Comment (XX/XX/XXXX): The  [Redacted] CD shows an APR increase in the amount of .XXXX%.  The increase requires a 3-day waiting period of at least 4 business days prior to closing.  Loan file shows no confirmation of earlier receipt, therefore the mailbox rules shows receipt on  [Redacted], the loan closed on  [Redacted].  The borrower did not have a three day waiting period prior to closing.  This a timing issue with no current visible means of cure.

Seller Comment (XX/XX/XXXX): All documents are uploaded to the borrower's  [Redacted] online account at the time the document is generated for review.

Reviewer Comment (XX/XX/XXXX): Please provide confirmation of date  [Redacted] CD was received by borrower if available.

Seller Comment (XX/XX/XXXX): see attached

Seller Comment (XX/XX/XXXX): See attached Initial CD with APR matching final CD and review to clear condition.
																					3	B		XXX	Primary	Purchase	TRID timing exception, no remediation available.	B	A	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXX	2024-01PRIME000005	XXX		XXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in “Other” section where regulation requires disclosure under “Homeowner’s Insurance” section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement.	Page 1 of the final CD reflects walls in insurance in the Estimated Taxes, Insurance & assessments section.								2	B		XXX	Primary	Purchase	Good Faith Redisclosure	B	A	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
XXX	2024-01PRIME000023	XXX	XXX	XXXX			Compliance	Compliance	Federal Compliance	ATR/QM	Self Employed - Minor Negative Income Documentation	Qualified Mortgage (Dodd-Frank 2014): Self Employed borrower with a minor loss included in the income qualification did not provide the year to date P&L and/or Balance Sheet.								XX/XX/XXXX:22:19 AM	2	B		XXX	Primary	Refinance - Cash-out - Other		B	A	B	A	Safe Harbor QM	Safe Harbor QM (43-Q)	No
XXX	2024-01PRIME000026	XXX		XXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. Insufficient or no cure was provided to the borrower.	Appraisal fee increased from [Redact] on the LE to [Redact] on the final CD and exceeds the zero percent tolerance violation with an insufficient or no cure provided to the borrower without a valid change circumstances				Reviewer Comment (XX/XX/XXXX): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD provided Seller Comment (XX/XX/XXXX): [Redact] was delivered on Wed [Redact] Reviewer Comment (XX/XX/XXXX): [Redact] received the PCCD, LOE to the borrower, mailing label and copy of the check, however, the delivery is not scheduled until [Redact] by [Redacted]pm per [Redact] label. This exception has been scheduled to be followed up on [Redact] once the refund has been delivered to the borrower. Seller Comment (XX/XX/XXXX): Refund, LOE, PCCD, tracking		XX/XX/XXXX:38:42 PM		2	B		XXX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXX	2024-01PRIME000032	XXX	XXX	XXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. Sufficient or excess cure was provided to the borrower at Closing.	Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. Sufficient or excess cure was provided to the borrower at Closing				Reviewer Comment (XX/XX/XXXX): Sufficient Cure Provided At Closing		XX/XX/XXXX1:47:18 AM		1	A		XXX	Primary	Refinance - Cash-out - Home Improvement	Final CD evidences Cure	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXX	2024-01PRIME000032	XXX	XXX	XXXX			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. Sufficient or excess cure was provided to the borrower at Closing.	Credit Report Fee. Fee Amount of [Redact] exceeds tolerance of [Redact]. Sufficient or excess cure was provided to the borrower at Closing				Reviewer Comment (XX/XX/XXXX): Sufficient Cure Provided At Closing		XX/XX/XXXX1:47:18 AM		1	A		XXX	Primary	Refinance - Cash-out - Home Improvement	Final CD evidences Cure	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXX	2024-01PRIME000031	XXX	XXXX	Compliance	Compliance	Federal Compliance	TILA	Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application	Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.	Per NMLS site Loan Originator start date is [Redact] and application date is [Redact].	Buyer Comment (XX/XX/XXXX): Lender acknowledged non material [Redacted]

Reviewer Comment (XX/XX/XXXX): Regraded to [Redacted] based on attestation stating LO did not engage in mortgage loan origination activity during the time she was not licensed.

Buyer Comment (XX/XX/XXXX): Please see attached Attestation as well as previously uploaded supporting docs.

Reviewer Comment (XX/XX/XXXX): Please obtain an attestation from lender that the loan originator ([Redact]) did not engage in any "mortgage loan origination activity" on the loan during the time she was not licensed . This activity would include: (1) taking a loan application, (2) offering or negotiating terms, and (3) offering or negotiating a loan for compensation or gain. With this attestation, we can downgrade the exception to [Redacted].

Buyer Comment (XX/XX/XXXX): [Redacted] Screenshot   Per Lender:
Please see initial [Redacted] (in file) that reflects [Redact] as the initial Loan Officer/Loan Originator on this loan. Through loan process, the Loan was then taken over by [Redact]. I've also included  a screen shot of [Redact] that shows [Redact] sent the initial set of loan documents on [Redact] and a revised LE on [Redact], it also shows that Julie did not disclose anything to the borrower until [Redact].

Buyer Comment (XX/XX/XXXX): Please re-evaluate. At the time of application [Redact] the LO was [Redact] see  Initial LE dated [Redact] [Redacted]& the initial [Redacted][Redacted]showing the LO name and NMLS info. It appears per NMLS that the original LO left [Redact] [Redact].  The LO at closing did not appear on disclosures until [Redact] at the time of the rate lock.
																				XX/XX/XXXX:20:27 PM	2	B		XXX	Primary	Purchase		B	A	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXX	2024-01PRIME000035	XXX		XXXX			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on [Redacted] not received by borrower at least four (4) business days prior to closing.	Verified disclosed defect. Loan Estimate issued [Redacted] was received by borrowers on [Redacted] [Redacted] with [Redacted][Redacted] closing date.								3	B		XXX	Second Home	Purchase	No Defined Cure	B	A	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No